SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense (per ASC 842)	$ 356,463	$ 319,559	$ 435,139	$ 569,508
Short-term lease expense (other than ASC 842)	60,656	60,247	73,577	119,990
Total lease expense	$ 417,119	$ 379,806	$ 508,716	$ 689,497